VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
Available-for-sale fixed maturity securities	$347	$127
Equity securities	438	576
Mortgages on real estate, net of allowance	212	189
Private loans, net of allowance	1,711	1,384
Investment real estate	2,277	1,798
Real estate partnerships	3,715	2,885
Investment funds	5,619	4,804
Other invested assets	206	144
Cash and cash equivalents	165	218
Other assets	301	404
Total assets of consolidated VIEs	$14,991	$12,529
Notes payable	200	189
Other liabilities	431	363
Total liabilities of consolidated VIEs	$631	$552
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2025		December 31, 2024
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$1,222	$1,334	$2,142	$3,003
Equity securities	862	862	466	466
Mortgages on real estate, net of allowance	615	617	716	731
Private loans, net of allowance	105	105	—	—
Real estate partnerships	3,410	3,414	2,548	2,579
Investment funds	4,363	5,023	1,989	2,153
Short-term investments	446	446	99	99
Other invested assets	175	203	173	189
Total	$11,198	$12,004	$8,133	$9,220